Changes in Carrying Amount of Goodwill by Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 27, 2013		Apr. 28, 2012		Jan. 26, 2013	Oct. 27, 2012	Jul. 28, 2012	Jan. 28, 2012	Oct. 29, 2011	Jul. 30, 2011
Goodwill [Line Items]
Balance	$ 519,685		$ 524,113		$ 514,417	$ 515,524	$ 518,578	$ 520,792	$ 521,899	$ 523,006
Benefit of excess tax amortization	(3,910)	[1]	(4,428)	[1]
Tikatok impairment (see Note 14)	(1,947)
NOOK impairment	(18,332)	[2]
Balance	495,496		519,685		514,417	515,524	518,578	520,792	521,899	523,006
B&N Retail
Goodwill [Line Items]
Balance	225,336		225,336
Benefit of excess tax amortization	(3,910)	[1]		[1]
Re-allocation of Goodwill				[3]
Balance	221,426		225,336
B&N College
Goodwill [Line Items]
Balance	274,070		274,070
Benefit of excess tax amortization		[1]		[1]
Re-allocation of Goodwill				[3]
Tikatok impairment (see Note 14)
NOOK impairment		[2]
Balance	274,070		274,070
B&N.com
Goodwill [Line Items]
Balance			24,707
Benefit of excess tax amortization			(4,428)	[1]
Re-allocation of Goodwill			(20,279)	[3]
Nook
Goodwill [Line Items]
Balance	20,279
Re-allocation of Goodwill			20,279	[3]
Tikatok impairment (see Note 14)	(1,947)
NOOK impairment	(18,332)	[2]
Balance			$ 20,279

[1]	The tax basis of goodwill arising from an acquisition during the 52 weeks ended January 29, 2005 exceeded the related basis for financial reporting purposes by approximately $96,576. In accordance with ASC 740-10-30, Accounting for Income Taxes, the Company is recognizing the tax benefits of amortizing such excess as a reduction of goodwill as it is realized on the Company's income tax return.
[2]	During the fourth quarter of 2013, the Company has determined that goodwill impairment indicators arose in its NOOK reporting unit as recurring losses have led to revisions in its strategic plans. As a result, during the fourth quarter of fiscal 2013, the Company recorded a non-cash goodwill impairment charge of $18,332 in selling and administrative expenses, which represented all the goodwill in the NOOK reporting unit.
[3]	Prior to April 28, 2012, the Company reported an operating segment titled B&N.com, which included both its NOOK digital business and eCommerce operations. Due to the increased focus on the digital business and the Company's ability to review the digital business separate from its eCommerce business, the Company performed an evaluation on the effect of its impact on the identification of operating segments. The assessment considered the way the business is managed (focusing on the financial information distributed) and the manner in which the chief operating decision maker interacts with other members of management. As a result of this assessment, during the fourth quarter of fiscal 2012, the Company created a new segment titled NOOK to report upon its digital business, moving the eCommerce business into the B&N Retail segment. The Company's three operating segments are: B&N Retail, B&N College and NOOK. As a result of this evaluation, $20,279 of goodwill was re-allocated between B&N.com and NOOK segments.